Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Services	$ 3,192.4	$ 3,354.6	$ 3,457.4
Technology	514.0	499.2	562.2
Total revenue	3,706.4	3,853.8	4,019.6
Cost of revenue:
Services	2,567.7	2,672.8	2,731.8
Technology	165.2	194.0	216.1
Cost of Revenue, Total	2,732.9	2,866.8	2,947.9
Selling, general and administrative expenses	572.8	586.3	617.1
Research and development expenses	81.5	76.1	78.9
Costs and Expenses, Total	3,387.2	3,529.2	3,643.9
Operating profit	319.2	324.6	375.7
Interest expense	27.5	63.1	101.8
Other income (expense), net	(37.6)	(55.5)	(51.0)
Income from continuing operations before income taxes	254.1	206.0	222.9
Provision for income taxes	97.3	64.8	58.8
Consolidated net income before discontinued operations	156.8	141.2	164.1
Income from discontinued operations, net of tax			77.2
Consolidated net income	156.8	141.2	241.3
Net income attributable to noncontrolling interests	11.2	7.2	5.2
Net income attributable to Unisys Corporation	145.6	134.0	236.1
Preferred stock dividends	16.2	13.5
Net income attributable to Unisys Corporation common shareholders	129.4	120.5	236.1
Amounts attributable to Unisys Corporation common shareholders
Income from continuing operations, net of tax	129.4	120.5	158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation common shareholders	$ 129.4	$ 120.5	$ 236.1
Earnings per common share attributable to Unisys Corporation Basic
Continuing operations	$ 2.95	$ 2.79	$ 3.74
Discontinued operations			$ 1.81
Total	$ 2.95	$ 2.79	$ 5.55
Diluted
Continuing operations	$ 2.84	$ 2.71	$ 3.67
Discontinued operations			$ 1.78
Total	$ 2.84	$ 2.71	$ 5.45